Summary of Significant Accounting Policies (Tables)	12 Months Ended
Jun. 30, 2020
Summary Of Significant Accounting Policies
Schedule of Operating Lease Liability
Amount
Operating lease commitments disclosed as at June 30, 2019	$487,837
Discounted using the lessee’s incremental borrowing rate of at the date of initial application	$461,358

Lease liability recognized as at July 1, 2019	$461,358

Of which are:
Current lease liabilities	$209,887
Non-current lease liabilities	$251,471

Right of use of assets increased by	$446,645
Lease liabilities increased by	$461,358
The net impact on retained earnings on July 1, 2019 was a decrease of	$14,712

Schedule of Estimated Useful Life

Depreciation is calculated using the straight-line method to allocate their cost or revalued amounts, net of their residual values, over their estimated useful lives or, in the case of leasehold improvements and certain leased plant and equipment, the shorter lease term as follows:

Plant and equipment	3 - 5 years
Furniture, fittings and equipment	3 - 5 years
Leasehold improvements	1 - 3 years (lease term)
Leased plant and equipment	3 years (lease term)